UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-02715

Exact name of registrant as specified in charter:	Delaware Group® State Tax-Free Income Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2016

Item 1. Schedule of Investments.

Schedule of investments
Delaware Tax-Free Pennsylvania Fund	November 30, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 98.60%
Corporate Revenue Bonds – 4.67%
Dauphin County Industrial Development Authority Water
Revenue
(Dauphin Consolidated Water Supply Project) Series B
6.70% 6/1/17	1,750,000	$1,792,437
Pennsylvania Economic Development Financing Authority
(National Gypsum) 5.50% 11/1/44 (AMT)	4,000,000	4,228,360
Pennsylvania Economic Development Financing Authority
Solid Waste Disposal Revenue
(Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)	11,000,000	12,999,140
Pennsylvania Economic Development Financing Authority
Water Facility Revenue
(Pennsylvania-American Water Project) 6.20% 4/1/39	2,850,000	3,105,047
		22,124,984
Education Revenue Bonds – 19.46%
Allegheny County Higher Education Building Authority
Revenue
(Carlow University Project)
6.75% 11/1/31	750,000	831,187
7.00% 11/1/40	1,000,000	1,115,240
(Carnegie Mellon University)
5.00% 3/1/28	3,000,000	3,383,700
Series A 5.00% 3/1/24	1,000,000	1,135,150
(Chatham University) Series A 5.00% 9/1/30	1,500,000	1,581,045
(Robert Morris University)
Series A 5.50% 10/15/30	1,275,000	1,385,925
Series A 5.75% 10/15/40	2,200,000	2,400,574
Bucks County Industrial Development Authority Revenue
(George School Project) 5.00% 9/15/36	4,455,000	4,896,000
(School Lane Charter School Project) Series A
5.125% 3/15/46	2,500,000	2,511,875
Chester County Industrial Development Authority Revenue
(Renaissance Academy Charter School)
5.00% 10/1/34	1,000,000	1,022,470
5.00% 10/1/39	1,250,000	1,266,613
5.00% 10/1/44	1,000,000	1,010,040
Chester County Industrial Development Authority Student
Housing Revenue
(West Chester University Project)
Series A 5.00% 8/1/30	1,100,000	1,152,624
Series A 5.00% 8/1/45	1,250,000	1,277,637
East Hempfield Township Industrial Development Authority
(Student Services Income - Student Housing Project)
5.00% 7/1/39	875,000	898,704

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Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
East Hempfield Township Industrial Development Authority
(Student Services Income - Student Housing Project)
5.00% 7/1/45	2,500,000	$2,556,200
5.00% 7/1/46	1,425,000	1,456,265
5.00% 7/1/47	1,000,000	1,020,550
Lehigh County General Purpose Authority Revenue
(Muhlenberg College Project)
5.00% 2/1/29	740,000	773,463
5.25% 2/1/34	1,000,000	1,043,660
5.25% 2/1/39	2,750,000	2,863,603
Montgomery County Higher Education & Health Authority
Revenue
(Arcadia University)
4.25% 4/1/35	1,025,000	1,003,209
5.625% 4/1/40	2,375,000	2,478,431
5.75% 4/1/40	2,000,000	2,138,300
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(Drexel University)
4.00% 5/1/36	3,105,000	3,096,585
5.00% 5/1/35	1,000,000	1,095,070
(Indiana University - Student Housing Project)
Series A 5.00% 7/1/27	1,740,000	1,903,682
Series A 5.00% 7/1/41	1,500,000	1,599,105
(Philadelphia University) 5.00% 6/1/32	2,000,000	2,101,840
(Shippensburg University)
5.00% 10/1/44	1,500,000	1,537,455
6.25% 10/1/43	2,000,000	2,193,640
(St. Francis University) Series JJ2 6.25% 11/1/41	2,355,000	2,575,663
(Thomas Jefferson University) Series A 5.00% 9/1/45	7,000,000	7,528,220
(University of the Sciences)
5.00% 11/1/36	1,500,000	1,623,255
5.00% 11/1/42	1,000,000	1,085,110
Pennsylvania State University
Series A 5.00% 9/1/41	1,500,000	1,680,525
Philadelphia Authority for Industrial Development Revenue
(First Philadelphia Preparatory Charter School Project)
Series A 7.25% 6/15/43	2,500,000	2,846,375
(Green Woods Charter School Project)
Series A 5.50% 6/15/22	1,035,000	1,087,837
Series A 5.75% 6/15/42	2,500,000	2,576,300

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Philadelphia Authority for Industrial Development Revenue
(International Apartments Temple University)
Series A 5.375% 6/15/30	1,500,000	$1,557,135
Series A 5.625% 6/15/42	3,000,000	3,128,220
(Mast Charter School) 6.00% 8/1/35	1,610,000	1,722,185
(New Foundation Charter School Project)
6.625% 12/15/41	1,000,000	1,085,000
(Performing Arts Charter School Project) 144A
6.75% 6/15/43 #	2,550,000	2,651,439
(Tacony Academy Charter School Project)
6.75% 6/15/33	1,020,000	1,123,601
7.00% 6/15/43	1,535,000	1,705,354
(Temple University Second Series) 5.00% 4/1/36	1,145,000	1,247,455
State Public School Building Authority
(Montgomery County Community College)
5.00% 5/1/28	2,000,000	2,243,440
		92,196,956
Electric Revenue Bonds – 0.37%
Philadelphia Gas Works Revenue Fourteenth Series
(1998 General Ordinance)
4.00% 10/1/35	500,000	502,405
4.00% 10/1/36	750,000	751,785
4.00% 10/1/37	500,000	499,980
		1,754,170
Healthcare Revenue Bonds – 24.94%
Allegheny County Hospital Development Authority
Revenue
(University of Pittsburgh Medical Center) Series A
5.50% 8/15/34	3,980,000	4,313,484
Berks County Municipal Authority Revenue
(Reading Hospital & Medical Center Project) Series A-3
5.50% 11/1/31	10,000,000	10,940,800
Butler County Hospital Authority Revenue
(Butler Health System Project) Series A 5.00% 7/1/39	1,625,000	1,717,836
Central Bradford Progress Authority
(Guthrie Healthcare System) 5.375% 12/1/41	1,000,000	1,097,870
Chester County Health & Education Facilities Authority
Revenue
(Simpson Senior Services Project)
Series A 5.00% 12/1/35	775,000	745,573
Series A 5.25% 12/1/45	1,360,000	1,297,739

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Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Cumberland County Municipal Authority Revenue
(Diakon Lutheran Ministries Project)
5.00% 1/1/38	2,000,000	$2,114,280
Unrefunded 6.375% 1/1/39	495,000	538,595
Dauphin County General Authority Health System Revenue
(Pinnacle Health System Project) Unrefunded
6.00% 6/1/36	795,000	866,343
Franklin County Industrial Development Authority Revenue
(Chambersburg Hospital Project) 5.375% 7/1/42	4,980,000	5,409,176
Geisinger Authority Health System
Series A-1 5.125% 6/1/41	4,000,000	4,296,200
Indiana County Hospital Authority Revenue
(Regional Medical Center) Series A 6.00% 6/1/39	1,625,000	1,768,553
Lancaster County Hospital Authority Revenue
(Brethren Village Project)
5.25% 7/1/35	250,000	241,443
5.50% 7/1/45	1,000,000	958,170
Series A 6.50% 7/1/40	3,000,000	3,033,300
(Landis Homes Retirement Community Project) Series A
5.00% 7/1/45	2,000,000	2,083,500
(Masonic Villages Project) 5.00% 11/1/35	2,000,000	2,179,000
(St. Anne’s Retirement Community)
5.00% 4/1/27	1,425,000	1,468,605
5.00% 4/1/33	1,830,000	1,860,707
Lehigh County General Purpose Authority Revenue
(Bible Fellowship Church Homes Project)
5.125% 7/1/32	1,000,000	1,043,320
5.25% 7/1/42	1,500,000	1,559,460
(Lehigh Valley Health Network)
Series A 4.00% 7/1/35	2,500,000	2,483,725
Monroe County Hospital Authority
(Pocono Medical Center)
5.00% 7/1/36	1,710,000	1,829,495
5.00% 7/1/41	1,000,000	1,060,930
Series A 5.00% 1/1/32	1,150,000	1,212,157
Series A 5.00% 1/1/41	1,500,000	1,567,665
Monroeville Finance Authority
5.00% 2/15/25	1,000,000	1,157,630
Montgomery County Higher Education & Health Authority
Revenue
(Abington Memorial Hospital Obligated Group)
Series A 5.00% 6/1/31	4,000,000	4,337,520

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Montgomery County Higher Education & Health Authority
Revenue
(Abington Memorial Hospital Obligated Group)
Series A 5.125% 6/1/33	5,000,000	$5,259,300
Montgomery County Industrial Development Authority
Retirement Community Revenue
(ACTS Retirement Life Communities)
5.00% 11/15/27	1,250,000	1,364,387
5.00% 11/15/28	1,600,000	1,739,728
5.00% 11/15/29	680,000	736,467
Montgomery County Industrial Development Authority
Revenue
(Albert Einstein Healthcare Network) Series A
5.25% 1/15/45	5,000,000	5,238,700
(Foulkeways at Gwynedd Project) 5.00% 12/1/46	1,500,000	1,553,955
(Whitemarsh Continuing Care Retirement Community
Project) 5.375% 1/1/50	4,000,000	3,897,240
Moon Industrial Development Authority Revenue
(Baptist Homes Society Obligation) 6.125% 7/1/50	4,000,000	4,306,480
Northampton County Industrial Development Authority
(Morningstar Senior Living Project)
5.00% 7/1/27	1,400,000	1,448,860
5.00% 7/1/32	1,275,000	1,299,187
Pennsylvania Economic Development Financing Authority
Revenue
(University of Pittsburgh Medical Center)
4.00% 3/15/36	3,000,000	2,960,130
Series A 5.00% 7/1/43	1,265,000	1,357,244
Pennsylvania Higher Educational Facilities Authority
Revenue
(Thomas Jefferson University)
5.00% 3/1/24	1,115,000	1,267,320
Series A 5.25% 9/1/50	2,500,000	2,712,175
(University of Pennsylvania Health System)
5.00% 8/15/40	3,375,000	3,696,266
Series C 4.00% 8/15/41	3,500,000	3,398,080
Philadelphia Authority for Industrial Development Revenue
(Germantown Senior Living Presbyterian Homes Project)
Series A 5.625% 7/1/35 (HUD)	2,295,000	2,309,275
Pocono Mountains Industrial Park Authority Revenue
(St. Luke’s Hospital - Monroe Project) Series A
5.00% 8/15/40	4,995,000	5,298,197

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Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Mary Hospital Authority Health System Revenue
(Catholic Health East) 6.25% 11/15/34	4,720,000	$5,142,959
		118,169,026
Housing Revenue Bonds – 1.30%
Bucks County Industrial Development Authority
Multi-Family Housing Revenue Guaranteed
(New Hope Manor Project)
Series A 5.40% 3/1/22 (AMT)	835,000	835,509
Series A 5.50% 3/1/41 (AMT)	5,340,000	5,341,175
		6,176,684
Lease Revenue Bonds – 3.56%
Allegheny County Industrial Development Authority
Revenue
(Residential Resource Project)
5.10% 9/1/26	1,335,000	1,335,627
5.125% 9/1/31	560,000	560,123
Pennsylvania Commonwealth Financing Authority Revenue
Series B 5.00% 6/1/31 (AGC)	10,000,000	10,642,200
Philadelphia Municipal Authority Revenue
6.50% 4/1/39	4,000,000	4,346,000
		16,883,950
Local General Obligation Bonds – 6.89%
Allegheny County
Series C-69 5.00% 12/1/28	1,000,000	1,117,410
Series C-70 5.00% 12/1/33	2,205,000	2,449,005
Bucks County
4.00% 5/1/29	1,650,000	1,753,373
Chester County
5.00% 7/15/29	1,000,000	1,184,260
5.00% 11/15/32	5,725,000	6,464,040
5.00% 11/15/33	2,625,000	2,955,960
Series A 4.00% 7/15/29	750,000	814,095
City of Philadelphia
Series A 5.25% 7/15/29	2,500,000	2,834,875
City of Pittsburgh
Series B 5.00% 9/1/26	3,000,000	3,361,290
Fox Chapel Area School District
5.00% 8/1/25	1,000,000	1,129,270
Montgomery County
Series A 4.00% 4/1/27	2,635,000	2,816,262
Philadelphia School District
Series F 5.00% 9/1/36	2,000,000	2,093,380

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Philadelphia School District
Series F 5.00% 9/1/37	1,500,000	$1,567,620
Series F 5.00% 9/1/38	2,000,000	2,085,320
		32,626,160
Pre-Refunded/Escrowed to Maturity Bonds – 19.30%
Bethel Park School District
5.10% 8/1/33-19§	3,000,000	3,288,390
Butler County Hospital Authority Revenue
(Butler Health System Project) 7.25% 7/1/39-19§	8,000,000	9,171,200
Chester County
Series C 5.00% 7/15/29-19§	3,000,000	3,276,300
Cumberland County Municipal Authority Revenue
(Diakon Lutheran Ministries Project) 6.375% 1/1/39-19§	4,505,000	4,965,096
Dauphin County General Authority Health System Revenue
(Pinnacle Health System Project) 6.00% 6/1/36-19§	4,205,000	4,675,960
Guam Government Limited Obligation Revenue
(Section 30)
Series A 5.625% 12/1/29-19§	90,000	100,992
Series A 5.75% 12/1/34-19§	3,050,000	3,433,659
Huntingdon County General Authority Revenue
(Juniata College) Series A 5.00% 5/1/30-20§	2,650,000	2,980,163
Montgomery County Industrial Development Authority
Retirement Community Revenue
(ACTS Retirement Life Communities)
Series A-1 6.25% 11/15/29-19§	700,000	796,075
Montgomery County Industrial Development Authority
Revenue
(New Regional Medical Center Project)
5.375% 8/1/38-20 (FHA)§	995,000	1,126,987
Northampton County General Purpose Authority Revenue
(Higher Education-Lehigh University)
5.00% 11/15/39-19§	4,000,000	4,349,600
Pennsylvania Economic Development Financing Authority
Health System Revenue
(Albert Einstein Healthcare) Series A
6.25% 10/15/23-19§	4,475,000	4,956,197
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(Edinboro University Foundation Student Housing
Project)
6.00% 7/1/42-18§	1,400,000	1,503,642
6.00% 7/1/43-20§	1,000,000	1,150,850

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Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(Slippery Rock University Foundation)
Series A 5.00% 7/1/39-17 (SGI)§	4,000,000	$4,096,560
(Trustees of the University of Pennsylvania)
5.00% 9/1/29-20§	1,000,000	1,122,940
Series A 5.00% 9/1/29-21§	1,000,000	1,131,900
(University of Pennsylvania)
Series B 5.00% 9/1/26-19§	1,450,000	1,590,302
Series B 5.00% 9/1/27-19§	1,550,000	1,699,978
Series B 5.00% 9/1/30-19§	1,000,000	1,096,760
Series B 5.00% 9/1/31-19§	250,000	274,190
Series B 5.00% 9/1/32-19§	1,000,000	1,096,760
(University of the Arts) 5.20% 3/15/25 (AGC)	4,490,000	5,133,641
Pennsylvania Higher Educational Facilities Authority
Revenue
(University of Pennsylvania Health System)
Series A 5.00% 8/15/24-21§	4,850,000	5,545,151
Series A 5.25% 8/15/26-21§	3,910,000	4,514,369
Series A 5.75% 8/15/23-21§	2,500,000	2,942,575
Pennsylvania Industrial Development Authority Revenue
(Economic Development)
5.50% 7/1/23-18§	615,000	657,226
Unrefunded 5.50% 7/1/23-18§	4,385,000	4,686,074
Philadelphia Hospitals & Higher Education Facilities
Authority Revenue
(Presbyterian Medical Center) 6.65% 12/1/19	5,690,000	6,132,910
South Fork Municipal Hospital Authority Revenue
(Conemaugh Health Systems Project) 5.50% 7/1/29-20§	3,500,000	3,963,365
		91,459,812
Resource Recovery Revenue Bonds – 0.88%
Delaware County Industrial Development Authority
(Covanta Project) Series A 5.00% 7/1/43	2,155,000	2,149,871
Pennsylvania Economic Development Financing Authority
(Colver Project) Series F
4.625% 12/1/18 (AMBAC) (AMT)	2,000,000	2,002,160
		4,152,031
Special Tax Revenue Bonds – 2.10%
Allentown Neighborhood Improvement Zone Development
Authority Revenue
Series A 5.00% 5/1/42	3,500,000	3,609,515

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Northampton County Industrial Development Authority
(Route 33 Project) 7.00% 7/1/32	2,000,000	$2,116,060
Pittsburgh & Allegheny County Sports & Exhibition
Authority
5.00% 2/1/35 (AGM)	3,000,000	3,248,790
Washington County Redevelopment Authority Revenue
(Victory Centre Project-Tanger) Series A 5.45% 7/1/35	1,000,000	1,000,060
		9,974,425
State General Obligation Bonds – 1.13%
Pennsylvania
First Series 5.00% 3/15/28	5,000,000	5,352,150
		5,352,150
Transportation Revenue Bonds – 8.90%
Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue
(Amtrak Project)
Series A 5.00% 11/1/32 (AMT)	3,500,000	3,726,380
Series A 5.00% 11/1/41 (AMT)	5,000,000	5,226,200
Pennsylvania Turnpike Commission Revenue
Series A 5.00% 12/1/22	2,550,000	2,906,592
Series A 5.00% 12/1/23	2,450,000	2,815,761
Series C 5.00% 12/1/44	5,000,000	5,435,850
Series E 5.00% 12/1/29	5,000,000	5,529,600
Series E 5.00% 12/1/30	2,000,000	2,205,380
Subordinate Series A-1 5.00% 12/1/46	4,000,000	4,231,680
Philadelphia Airport Revenue
Series A 5.375% 6/15/29 (AGC)	4,030,000	4,118,620
Port Authority of Allegheny County
5.75% 3/1/29	5,200,000	5,954,936
		42,150,999
Water & Sewer Revenue Bonds – 5.10%
Allegheny County Sanitary Authority
5.00% 12/1/28 (BAM)	2,345,000	2,674,050
Bucks County Water & Sewer Authority
Series A 5.00% 12/1/37 (AGM)	780,000	855,910
Series A 5.00% 12/1/40 (AGM)	1,000,000	1,095,140
Cambridge Area Joint Authority Guaranteed Sewer
Revenue
5.625% 12/1/28	1,150,000	1,179,946
6.00% 12/1/37	1,000,000	1,028,010
Delaware County Regional Water Quality Control Authority
5.00% 5/1/32	2,000,000	2,193,980

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Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Delaware County Regional Water Quality Control Authority
5.00% 11/1/41	2,000,000	$2,196,740
Guam Government Waterworks Authority
5.00% 1/1/46	1,450,000	1,558,489
Philadelphia Water & Waste Revenue
5.00% 11/1/28	4,500,000	5,044,680
Series A 5.00% 7/1/45	2,500,000	2,677,300
Westmoreland County Municipal Authority
5.00% 8/15/42 (BAM)	3,400,000	3,673,700
		24,177,945
Total Municipal Bonds (cost $446,381,157)		467,199,292

Short-Term Investment – 0.68%
Variable Rate Demand Note – 0.68%¤
Montgomery County Industrial Development Authority
Revenue (Retirement Community)
0.60% 11/15/29 (SPA - TD Bank N.A.) (AGC)	3,200,000	3,200,000
Total Short-Term Investment (cost $3,200,000)		3,200,000

Total Value of Securities – 99.28%
(cost $449,581,157)		470,399,292

Receivables and Other Assets Net of Liabilities – 0.72%		3,418,856
Net Assets Applicable to 59,755,326 Shares Outstanding – 100.00%		$473,818,148

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2016, the aggregate value of Rule 144A securities was $2,651,439, which represents 0.56% of the Fund’s net assets.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Nov. 30, 2016.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

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(Unaudited)

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
FHA – Federal Housing Administration
HUD – Housing and Urban Development Section 8
N.A. – National Association
TD – Toronto Dominion
SGI – Insured by Syncora Guarantee Inc.
SPA – Stand-by Purchase Agreement

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Notes
Delaware Tax-Free Pennsylvania Fund	November 30, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® State Tax-Free Income Trust (Trust) - Delaware Tax-Free Pennsylvania Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At Nov. 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Nov. 30, 2016, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$449,581,157
Aggregate unrealized appreciation	25,875,525
Aggregate unrealized depreciation	(5,057,390)
Net unrealized appreciation	$20,818,135

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

12      NQ- 007 [11/16] 1/17 (18323)

(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2016:

Securities	Level 2
Municipal Bonds	$467,199,292
Short-Term Investments	3,200,000
Total Value of Securities	$470,399,292

During the period ended Nov. 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Nov. 30, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: